Intangible Assets - Schedules (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Balance, beginning of period		$ 509,000,000	$ 766,000,000
Acquisitions			5,000,000
Loss on impairment			(262,000,000)
Other		0
Balance, end of period		509,000,000	509,000,000
Finite-Lived Intangible Assets
Gross Amount		421,000,000	421,000,000
Accumulated Amortization		(168,000,000)	(142,000,000)
Net Amount		253,000,000	279,000,000
Franchise rights
Finite-Lived Intangible Assets
Gross Amount		255,000,000	255,000,000
Accumulated Amortization		(17,000,000)	0
Net Amount		238,000,000	255,000,000
Customer lists and Trade name
Finite-Lived Intangible Assets
Gross Amount		166,000,000	166,000,000
Accumulated Amortization		(151,000,000)	(142,000,000)
Net Amount		15,000,000	24,000,000
U.S. Cellular
Goodwill
Balance, beginning of period		0	227,000,000
Acquisitions			0
Loss on impairment	$ (227,000,000)		(227,000,000)
Other		0
Balance, end of period	$ 0	0	0
Wireline
Goodwill
Balance, beginning of period		409,000,000	409,000,000
Acquisitions			0
Loss on impairment			0
Other		0
Balance, end of period		409,000,000	409,000,000
Cable
Goodwill
Balance, beginning of period		100,000,000	95,000,000
Acquisitions			5,000,000
Loss on impairment			0
Other		0
Balance, end of period		100,000,000	100,000,000
Other
Goodwill
Balance, beginning of period		0	35,000,000
Acquisitions			0
Loss on impairment			(35,000,000)
Other		0
Balance, end of period		0	0
Licenses
Licenses
Balance, beginning of period		2,232,000,000	1,895,000,000
Acquisitions		8,000,000	331,000,000
Transferred to Assets held for sale		(51,000,000)	(10,000,000)
Divestitures		(11,000,000)
Exchanges - Licenses received		18,000,000	25,000,000
Exchanges - Licenses surrendered		(1,000,000)	(9,000,000)
Balance, end of period		2,195,000,000	2,232,000,000
Licenses | U.S. Cellular
Licenses
Balance, beginning of period		2,227,000,000	1,890,000,000
Acquisitions		8,000,000	331,000,000
Transferred to Assets held for sale		(51,000,000)	(10,000,000)
Divestitures		(11,000,000)
Exchanges - Licenses received		18,000,000	25,000,000
Exchanges - Licenses surrendered		(1,000,000)	(9,000,000)
Balance, end of period		2,190,000,000	2,227,000,000
Licenses | Wireline
Licenses
Balance, beginning of period		2,000,000	2,000,000
Acquisitions		0	0
Transferred to Assets held for sale		0	0
Divestitures		0
Exchanges - Licenses received		0	0
Exchanges - Licenses surrendered		0	0
Balance, end of period		2,000,000	2,000,000
Licenses | Cable
Licenses
Balance, beginning of period		3,000,000	3,000,000
Acquisitions		0	0
Transferred to Assets held for sale		0	0
Divestitures		0
Exchanges - Licenses received		0	0
Exchanges - Licenses surrendered		0	0
Balance, end of period		$ 3,000,000	$ 3,000,000